Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Accrued research and development expense	$ 2,233	$ 720
Accrued professional expenses	768	701
Accrued compensation and benefit costs	2,026	1,687
Payroll tax payable	530	384
Income taxes payable	581	243
Other liabilities	443	413
Total accrued expenses and other liabilities	$ 6,581	$ 4,148